Investments - Fair Value Hierarchy of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current and current investments
Fair value through other comprehensive income	£ 48
Available-for-sale		£ 2,621	£ 1,474
Fair value through profit or loss	6	7	7
Total	54	2,628	1,481
Level 1 [Member]
Non-current and current investments
Fair value through other comprehensive income	38
Available-for-sale		32	21
Fair value through profit or loss	6	7	7
Total	44	39	28
Level 2 [Member]
Non-current and current investments
Available-for-sale		2,575	1,437
Total		2,575	1,437
Level 3 [Member]
Non-current and current investments
Fair value through other comprehensive income	10
Available-for-sale		14	16
Total	£ 10	£ 14	£ 16